Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PMG (Detail) - USD ($) $ in Thousands			12 Months Ended
		Dec. 04, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill			$ 616,088	$ 588,434	[1]	$ 463,324
Total cash outflows			54,209	$ 166,292		$ 124,301
PMG
Business Acquisition [Line Items]
Cash		$ 194
Property, plant and equipment		712
Goodwill	[2]	48,728
Accounts receivable		11,597
Prepayments and other current assets		1,329
Accounts payable		(530)
Other liabilities		(3,456)
Non-current deferred tax liability		(3,106)
Net assets acquired		65,354
Cash consideration		53,681	$ 1,613
Other liabilities assumed		10,060
Working capital adjustment		1,613
Total cash outflows		65,354
PMG | Customer Lists
Business Acquisition [Line Items]
Intangible assets		6,938
PMG | Order Backlog
Business Acquisition [Line Items]
Intangible assets		$ 2,948

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).
[2]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. In finalizing the goodwill on acquisition of PMG in the twelve month period from acquisition, fair value adjustments were made to deferred tax liabilities ($3.1 million), accounts receivable acquired ($1.4 million), other liabilities ($1.2 million) and the value of the customer list and order backlog assets acquired ($0.4 million). Additional consideration of $1.6 million was provided on completion of the contractual working capital process.